UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2503
                                   ------------


                             AXP FIXED INCOME SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------

Date of reporting period:    11/30
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE DIVERSIFIED BOND FUND

                                AT NOV. 30, 2005

Investments in Securities

RiverSource Diversified Bond Fund

Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.2%)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Sovereign (1.7%)
Bundesrepublik Deutschland
   (European Monetary Unit)
     01-04-07                 6.00%        18,818,000(c)    $22,959,782
United Kingdom Treasury
   (British Pound)
     12-07-06                 7.50          8,906,000(c)     15,886,273
Total                                                        38,846,055

U.S. Government Obligations & Agencies (23.1%)
Federal Farm Credit Bank
     10-10-08                 4.25          9,800,000         9,686,124
Federal Home Loan Bank
     04-18-08                 4.13         25,615,000        25,282,799
Federal Home Loan Mtge Corp
     06-15-08                 3.88         36,935,000        36,205,534
     10-15-08                 5.13         21,950,000        22,179,070
     12-19-08                 4.63          8,000,000         7,976,880
     03-18-09                 3.76          6,890,000         6,679,414
     07-12-10                 4.13         47,870,000        46,577,079
Federal Natl Mtge Assn
     08-15-08                 3.25         86,170,000        83,008,423
     10-15-08                 4.50         11,800,000        11,727,288
U.S. Treasury
     11-30-07                 4.25         42,901,000        42,763,588
     11-15-15                 4.50         20,490,000(q)     20,493,196
     08-15-23                 6.25         85,504,000(o)    100,049,684
     02-15-26                 6.00         85,872,000        98,984,225
U.S. Treasury Inflation-Indexed Bond
     01-15-15                 1.63         26,158,497(h)     25,077,307
Total                                                       536,690,611

Asset-Backed (2.5%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
     04-20-08                 2.76          2,000,000(d,i)    1,951,216
AmeriCredit Automobile Receivables Trust
   Series 2005-BM Cl A3 (MBIA)
     02-06-10                 4.05          8,750,000(i)      8,639,260

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Asset-Backed (cont.)
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
     12-06-10                 4.87%        $2,200,000        $2,201,632
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
     04-20-11                 4.29          6,300,000(d,i)    6,130,663
Capital Auto Receivables Asset Trust
   Series 2004-1
     09-15-10                 2.84          3,000,000         2,904,090
Capital Auto Receivables Asset Trust
   Series 2005-1 Cl A4
     07-15-09                 4.05          7,100,000         6,969,076
Capital One Auto Finance Trust
   Series 2005-BSS Cl A3
     11-15-09                 4.08          4,700,000         4,628,137
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
     03-15-10                 4.35          2,400,000         2,371,691
Countrywide Asset-Backed Certificates
   Series 2005-10 Cl AF6
     02-25-36                 4.92          1,375,000         1,333,956
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
     09-15-09                 3.40          4,000,000(i)      3,954,160
Metris Master Trust
   Series 2004-2 Cl D
     10-20-10                 7.42          1,200,000(d,m)    1,216,512
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11                 6.06          1,375,000(d,m)    1,378,494
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
     03-16-09                 2.94          4,300,000         4,217,283
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35                 4.49          2,660,000         2,611,926

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Asset-Backed (cont.)
Residential Asset Securities
   Series 2002-KS1 Cl AI4 (AMBAC)
     11-25-29                 5.86%          $248,905(i)       $248,004
Triad Auto Receivables Owner Trust
   Series 2005-A Cl A3 (AMBAC)
     03-12-10                 4.05          7,600,000(i)      7,507,736
Total                                                        58,263,836

Commercial Mortgage-Backed (12.3%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42                 4.88          3,600,000         3,574,683
Banc of America Large Loan
   Series 2005-BOCA Cl A1
     12-15-16                 4.24          2,896,541(d,m)    2,897,278
Banc of America Large Loan
   Series 2005-BOCA Cl A2
     12-15-16                 4.29          3,700,000(d,m)    3,702,085
Bank of America-First Union NB Commercial Mtge
   Series 2001-3 Cl A1
     04-11-37                 4.89          3,231,133         3,224,019
Bear Stearns Commercial Mtge Securities
   Series 2004-T16 Cl A3
     02-13-46                 4.03          3,240,000         3,123,793
Bear Stearns Commercial Mtge Securities
   Series 2005-PWR8 Cl A1
     06-11-41                 4.21          7,176,834         7,053,465
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42                 5.16          2,400,000         2,348,616
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
     11-20-14                 4.46          6,610,295(d)      6,484,059
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30                 5.68          4,500,000         4,605,019

See accompanying notes to investments in securities.

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1 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Commercial Mortgage-Backed (cont.)
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51                 4.15%        $9,628,094(d)     $9,450,108
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl A4
     07-15-44                 5.23          7,000,000         7,005,480
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44                 5.23          2,225,000         2,231,674
Commercial Mtge Pass-Through Ctfs
   Series 2004-CNL Cl A1
     09-15-14                 4.34          6,000,000(d,m)    5,998,620
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
     11-15-36                 4.49          4,846,459         4,759,707
CS First Boston Mtge Securities
   Series 2004-C1 Cl A2
     01-15-37                 3.52          3,000,000         2,887,970
CS First Boston Mtge Securities
   Series 2005-C5 Cl A2
     08-15-38                 5.10          2,225,000         2,223,999
Federal Natl Mtge Assn #385683
     02-01-13                 4.83          6,297,820         6,205,607
Federal Natl Mtge Assn #385717
     11-01-12                 4.84          1,168,750         1,161,422
Federal Natl Mtge Assn #386599
     11-01-10                 4.47          1,637,906         1,607,617
Federal Natl Mtge Assn #555264
     02-01-13                 5.02          5,722,164         5,697,230
Federal Natl Mtge Assn #555806
     10-01-13                 5.11            535,516           536,664
GE Capital Commercial Mtge
   Series 2001-3 Cl A1
     06-10-38                 5.56          3,253,914         3,286,525
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40                 4.12          3,000,000         2,907,420
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
     07-10-45                 4.59          4,486,276         4,438,726
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35                 4.77          7,650,000(d)      7,501,736
GMAC Commercial Mtge Securities
   Series 1999-C1 Cl B
     05-15-33                 6.30          5,800,000         6,006,192
GMAC Commercial Mtge Securities
   Series 2004-C3 Cl A4
     12-10-41                 4.55          4,700,000         4,533,665
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
     05-10-43                 4.21          3,530,820         3,465,045
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36                 4.88          2,400,000         2,370,095
Greenwich Capital Commercial Funding
   Series 2005-GG3 Cl A1
     08-10-42                 3.92          3,232,330         3,175,506

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Commercial Mortgage-Backed (cont.)
Greenwich Capital Commercial Funding
   Series 2005-GG3 Cl A3
     08-10-42                 4.57%        $7,225,000        $6,996,566
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38                 4.96          4,300,000         4,254,460
GS Mtge Securities II
   Series 2005-GG4 Cl A1
     07-10-39                 4.37          5,722,041         5,630,609
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37                 4.37          5,149,443         5,054,812
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A1
     07-12-37                 4.39          7,481,986         7,286,183
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37                 5.26          4,200,000         4,201,603
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37                 4.13          3,409,170         3,284,743
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39                 3.97          2,997,129         2,894,514
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37                 4.18          3,000,000         2,903,468
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A5
     01-12-37                 4.65          5,000,000         4,844,147
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42                 4.33          5,531,579         5,454,635
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
     06-15-26                 5.39          7,360,000         7,435,964
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
     09-15-26                 4.56          5,200,000         5,069,019
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
     09-15-31                 4.85          6,000,000         5,878,767
LB-UBS Commercial Mtge Trust
   Series 2003-C8 Cl A2
     11-15-27                 4.21          7,500,000         7,333,275
LB-UBS Commercial Mtge Trust
   Series 2003-C8 Cl A3
     11-15-27                 4.83          5,250,000         5,179,650
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29                 3.97          3,275,000         3,082,463
LB-UBS Commercial Mtge Trust
   Series 2004-C4 Cl A3
     06-15-29                 4.99          3,000,000(m)      3,003,923
LB-UBS Commercial Mtge Trust
   Series 2004-C6 Cl A2
     08-15-29                 4.19          5,250,000         5,115,653
LB-UBS Commercial Mtge Trust
   Series 2004-C6 Cl A4
     08-15-29                 4.58          4,425,000         4,306,522

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Commercial Mortgage-Backed (cont.)
LB-UBS Commercial Mtge Trust
   Series 2004-C7 Cl A2
     10-15-29                 3.99%        $5,400,000        $5,206,572
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29                 4.20          5,800,000         5,639,166
LB-UBS Commercial Mtge Trust
   Series 2005-C3 Cl A1
     07-15-30                 4.39          3,756,006         3,712,737
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
     09-15-30                 4.89          4,600,000         4,563,890
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
     06-12-43                 4.22          4,400,020         4,326,038
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
     05-15-40                 3.27          5,306,162         4,967,512
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41                 4.34          3,325,000         3,243,477
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40                 4.59          3,600,000         3,498,624
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
     09-15-42                 5.23          4,525,000         4,498,910
Morgan Stanley, Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39                 5.98         10,900,000        11,334,755
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36                 3.67          4,281,491         4,102,900
Wachovia Bank Commercial Mtge Trust
   Series 2005-C16 Cl A2
     10-15-41                 4.38          2,000,000         1,948,405
Wachovia Bank Commercial Mtge Trust
   Series 2005-C16 Cl A3
     10-15-41                 4.62          5,500,000         5,335,639
Total                                                       286,053,626

Mortgage-Backed (41.3%)(f,l)
Adjustable Rate Mtge Trust
   Series 2004-2 Cl 6A1
     02-25-35                 5.26          4,981,094(k)      4,973,058
Adjustable Rate Mtge Trust
   Series 2005-3 Cl 7A1
     07-25-35                 5.09          5,903,509(k)      5,856,179
Banc of America Mtge Securities
   Series 2004-E Cl B1
     06-25-34                 4.04          2,935,876(k)      2,849,826
Banc of America Mtge Securities
   Series 2004-F Cl B1
     07-25-34                 4.13          5,281,782(k)      5,094,226
Bank of America Alternative Loan Trust
   Series 2003-11 Cl 1A1
     01-25-34                 6.00          6,912,270         6,908,261
Bank of America Alternative Loan Trust
   Series 2003-11 Cl 4A1
     01-25-19                 4.75          3,532,983         3,423,683

See accompanying notes to investments in securities.

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2 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Mortgage-Backed (cont.)
Bank of America Alternative Loan Trust
   Series 2004-3 Cl 1A1
     04-25-34                 6.00%       $10,983,962       $11,066,342
Bear Stearns Adjustable Rate Mtge Trust
   Series 2004-10 Cl 13A1
     01-25-35                 5.03          7,016,386(k)      6,932,744
Countrywide Alternative Loan Trust
   Series 2003-11T1 Cl A1
     07-25-18                 4.75          4,161,271         4,032,534
Countrywide Alternative Loan Trust
   Series 2005-54CB Cl 2A3
     11-25-35                 5.50          5,508,223         5,518,375
Countrywide Alternative Loan Trust
   Series 2005-54CB Cl 3A7
     11-25-35                 5.50          5,575,115         5,592,911
Countrywide Alternative Loan Trust
   Series 2005-6CB Cl 1A1
     04-25-35                 7.50          5,668,912         5,861,026
Countrywide Home Loans
   Series 2004-12 Cl 1M
     08-25-34                 4.61          3,542,242(k)      3,440,004
Countrywide Home Loans
   Series 2005-R2 Cl 2A1
     06-25-35                 7.00          7,682,427(d)      7,907,532
CS First Boston Mtge Securities
   Series 2003-29 Cl 8A1
     11-25-18                 6.00          3,454,718         3,453,081
CS First Boston Mtge Securities
   Series 2004-AR5 Cl CB1
     06-25-34                 4.40          3,361,182(k)      3,265,453
CS First Boston Mtge Securities
   Series 2005
     12-25-35                 7.00         10,000,000(g)     10,350,000
CS First Boston Mtge Securities
   Series 2005-10 Cl 4A1
     11-25-35                 6.50          8,727,876         8,869,704
CS First Boston Mtge Securities
   Series 2005-8 Cl 7A1
     09-25-35                 7.00         11,464,320        11,723,141
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45                 6.38         76,456,210(j)      1,146,843
Federal Home Loan Mtge Corp #290970
     04-01-17                 8.00             15,440            16,432
Federal Home Loan Mtge Corp #C00356
     08-01-24                 8.00            601,555           642,597
Federal Home Loan Mtge Corp #C00666
     10-01-28                 7.00             72,165            75,309
Federal Home Loan Mtge Corp #C53878
     12-01-30                 5.50          2,207,090         2,184,266
Federal Home Loan Mtge Corp #C78031
     04-01-33                 5.50         11,346,898        11,245,397
Federal Home Loan Mtge Corp #C79930
     06-01-33                 5.50          7,532,480         7,446,399
Federal Home Loan Mtge Corp #C90767
     12-01-23                 6.00         10,568,124        10,723,667
Federal Home Loan Mtge Corp #D96300
     10-01-23                 5.50          6,307,060         6,280,910

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #E01127
     02-01-17                 6.50%        $1,795,541        $1,848,729
Federal Home Loan Mtge Corp #E01419
     05-01-18                 5.50          4,235,341         4,258,039
Federal Home Loan Mtge Corp #E90216
     05-01-17                 6.00          1,960,275         1,999,390
Federal Home Loan Mtge Corp #E96516
     05-01-13                 4.50          2,895,988         2,830,134
Federal Home Loan Mtge Corp #E98725
     08-01-18                 5.00         13,308,524        13,144,281
Federal Home Loan Mtge Corp #E99684
     10-01-18                 5.00          8,817,957         8,707,493
Federal Home Loan Mtge Corp #G01108
     04-01-30                 7.00          4,598,961         4,795,068
Federal Home Loan Mtge Corp #G01535
     04-01-33                 6.00          8,182,822         8,290,382
Federal Home Loan Mtge Corp #G30225
     02-01-23                 6.00         13,959,902        14,173,833
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
     01-15-18                 6.50          3,647,507         3,802,657
     03-15-22                 7.00          1,477,333         1,474,803
     10-15-27                 5.00         21,553,000        21,380,125
     06-15-28                 5.00         13,925,000        13,818,865
     12-15-28                 5.50          6,005,000         6,029,711
     02-15-33                 5.50          8,894,683         8,990,901
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
     02-15-14                17.16          3,331,670(j)        188,373
     10-15-22                14.56          9,840,480(j)        603,132
Federal Natl Mtge Assn
     12-01-20                 6.00          6,000,000(g)      6,125,640
     12-01-35                 6.50         23,000,000(g)     23,546,250
     12-01-35                 7.00          1,200,000(g)      1,251,937
Federal Natl Mtge Assn #190899
     04-01-23                 8.50            638,737           685,630
Federal Natl Mtge Assn #190944
     05-01-24                 6.00          7,736,044         7,797,055
Federal Natl Mtge Assn #190988
     06-01-24                 9.00            553,765           596,025
Federal Natl Mtge Assn #231309
     09-01-23                 6.50            165,557           170,343
Federal Natl Mtge Assn #231310
     09-01-23                 6.50            486,806           500,878
Federal Natl Mtge Assn #250330
     09-01-25                 8.00            417,695           445,260
Federal Natl Mtge Assn #250495
     03-01-26                 7.00            919,933           963,215
Federal Natl Mtge Assn #252498
     06-01-29                 7.00              8,219             8,590
Federal Natl Mtge Assn #253883
     08-01-16                 6.00          4,258,631         4,351,435
Federal Natl Mtge Assn #254608
     12-01-17                 6.50          1,261,699         1,300,727
Federal Natl Mtge Assn #254802
     07-01-18                 4.50          3,769,852         3,656,247
Federal Natl Mtge Assn #254916
     09-01-23                 5.50          9,846,625         9,793,446

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #268071
     01-01-24                 6.50%          $160,897          $165,548
Federal Natl Mtge Assn #303226
     02-01-25                 8.00            179,736           191,644
Federal Natl Mtge Assn #313049
     08-01-11                 8.50          1,603,710         1,680,775
Federal Natl Mtge Assn #323933
     09-01-29                 7.00          5,529,474         5,779,294
Federal Natl Mtge Assn #455791
     01-01-29                 6.50            632,427           650,067
Federal Natl Mtge Assn #489888
     05-01-29                 6.50          3,167,489         3,254,786
Federal Natl Mtge Assn #496029
     01-01-29                 6.50          3,937,551         4,048,496
Federal Natl Mtge Assn #50700
     03-01-08                 7.00          1,287,365         1,316,507
Federal Natl Mtge Assn #545342
     04-01-13                 7.00          4,046,478         4,138,080
Federal Natl Mtge Assn #545869
     07-01-32                 6.50          2,118,115         2,179,690
Federal Natl Mtge Assn #545910
     08-01-17                 6.00          6,870,653         7,037,580
Federal Natl Mtge Assn #555343
     08-01-17                 6.00          1,695,729         1,732,650
Federal Natl Mtge Assn #555375
     04-01-33                 6.00         23,262,928        23,499,420
Federal Natl Mtge Assn #555458
     05-01-33                 5.50         21,317,720        21,044,640
Federal Natl Mtge Assn #555734
     07-01-23                 5.00          7,103,123         6,906,396
Federal Natl Mtge Assn #555740
     08-01-18                 4.50          7,775,800         7,532,199
Federal Natl Mtge Assn #555794
     09-01-28                 7.50          1,137,219         1,197,150
Federal Natl Mtge Assn #567840
     10-01-30                 7.00          1,895,143         1,980,765
Federal Natl Mtge Assn #587859
     12-01-16                 5.50          6,536,968         6,578,279
Federal Natl Mtge Assn #597374
     09-01-31                 7.00            942,960           993,263
Federal Natl Mtge Assn #638969
     03-01-32                 5.50          1,739,807         1,719,572
Federal Natl Mtge Assn #646147
     06-01-32                 7.00          3,225,949         3,391,001
Federal Natl Mtge Assn #646446
     06-01-17                 6.50          1,440,431         1,484,988
Federal Natl Mtge Assn #649068
     06-01-17                 6.50          2,684,147         2,778,383
Federal Natl Mtge Assn #649263
     08-01-17                 6.50          2,729,675         2,825,508
Federal Natl Mtge Assn #654208
     10-01-32                 6.50          2,736,661         2,806,267
Federal Natl Mtge Assn #654682
     10-01-32                 6.00          1,755,314         1,773,112
Federal Natl Mtge Assn #654689
     11-01-32                 6.00          1,959,503         1,979,015
Federal Natl Mtge Assn #656908
     09-01-32                 6.50          2,532,522         2,606,540
Federal Natl Mtge Assn #662809
     09-01-17                 6.50          2,976,905         3,068,990

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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


Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #667787
     02-01-18                 5.50%        $2,501,616        $2,514,337
Federal Natl Mtge Assn #670382
     09-01-32                 6.00         14,355,431        14,451,932
Federal Natl Mtge Assn #670387
     08-01-32                 7.00          1,411,456         1,474,469
Federal Natl Mtge Assn #678028
     09-01-17                 6.00          1,290,213         1,318,304
Federal Natl Mtge Assn #678065
     02-01-33                 6.50            661,855           683,474
Federal Natl Mtge Assn #678937
     01-01-18                 5.50          3,867,176         3,893,106
Federal Natl Mtge Assn #678941
     02-01-18                 5.50          4,747,068         4,779,087
Federal Natl Mtge Assn #678944
     01-01-18                 5.50          2,263,524         2,278,746
Federal Natl Mtge Assn #679095
     04-01-18                 5.00          6,968,007         6,877,828
Federal Natl Mtge Assn #681400
     03-01-18                 5.50          6,841,222         6,885,159
Federal Natl Mtge Assn #683274
     02-01-18                 5.50          3,161,382         3,181,588
Federal Natl Mtge Assn #684586
     03-01-33                 6.00          4,748,550         4,792,863
Federal Natl Mtge Assn #687051
     01-01-33                 6.00         12,559,252        12,636,935
Federal Natl Mtge Assn #689093
     07-01-28                 5.50          2,730,616         2,698,856
Federal Natl Mtge Assn #694628
     04-01-33                 5.50          5,535,708         5,479,901
Federal Natl Mtge Assn #694795
     04-01-33                 5.50          7,089,206         7,017,525
Federal Natl Mtge Assn #694988
     03-01-33                 5.50         14,496,135        14,330,603
Federal Natl Mtge Assn #695202
     03-01-33                 6.50          5,488,666         5,619,067
Federal Natl Mtge Assn #695385
     03-01-18                 5.50          8,663,010         8,749,889
Federal Natl Mtge Assn #695909
     05-01-18                 5.50          3,096,391         3,116,048
Federal Natl Mtge Assn #709901
     06-01-18                 5.00          7,302,761         7,212,935
Federal Natl Mtge Assn #710823
     05-01-33                 5.50            827,523           819,193
Federal Natl Mtge Assn #712057
     07-01-18                 4.50          4,658,532         4,518,146
Federal Natl Mtge Assn #720006
     07-01-33                 5.50          8,275,902         8,170,947
Federal Natl Mtge Assn #720378
     06-01-18                 4.50          6,061,465         5,878,802
Federal Natl Mtge Assn #723687
     08-01-28                 5.50          5,014,938         4,956,609
Federal Natl Mtge Assn #725232
     03-01-34                 5.00         20,312,283        19,612,683
Federal Natl Mtge Assn #725425
     04-01-34                 5.50         23,279,491        22,984,263
Federal Natl Mtge Assn #725684
     05-01-18                 6.00         10,360,065        10,584,668
Federal Natl Mtge Assn #725719
     07-01-33                 4.84          5,980,725(k)      5,871,278

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #725737
     08-01-34                 4.53%        $6,137,228(k)     $6,100,036
Federal Natl Mtge Assn #725813
   12-01-33                   6.50         15,329,388        15,693,587
Federal Natl Mtge Assn #730153
     08-01-33                 5.50            820,506           810,100
Federal Natl Mtge Assn #735057
     01-01-19                 4.50          9,519,925         9,233,040
Federal Natl Mtge Assn #735160
     12-01-34                 4.36          2,435,036(k)      2,409,761
Federal Natl Mtge Assn #743262
     10-01-18                 5.00          4,513,024         4,456,376
Federal Natl Mtge Assn #747786
     10-01-18                 6.00          2,339,353         2,390,393
Federal Natl Mtge Assn #753074
     12-01-28                 5.50          9,452,519         9,342,577
Federal Natl Mtge Assn #753091
     12-01-33                 5.50          5,728,291         5,655,645
Federal Natl Mtge Assn #753919
     12-01-33                 4.94          7,188,758(k)      7,048,473
Federal Natl Mtge Assn #759342
     01-01-34                 6.50          1,170,077         1,204,550
Federal Natl Mtge Assn #765759
     12-01-18                 5.00          5,588,833         5,516,503
Federal Natl Mtge Assn #766641
     03-01-34                 5.00          5,490,645         5,294,736
Federal Natl Mtge Assn #776962
     04-01-29                 5.00         16,896,995        16,261,044
Federal Natl Mtge Assn #790759
     09-01-34                 4.82          1,572,107(k)      1,567,191
Federal Natl Mtge Assn #793188
     07-01-34                 6.50          8,619,519         8,827,294
Federal Natl Mtge Assn #811925
     04-01-35                 4.92          5,927,829(k)      5,907,984
Federal Natl Mtge Assn #821378
     05-01-35                 5.04          5,652,657(k)      5,654,449
Federal Natl Mtge Assn #837258
     09-01-35                 4.92          3,304,352(k)      3,259,941
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
     12-25-26                 8.00          3,772,789         4,007,786
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
     12-25-12                 0.21          2,554,195(j)        111,092
     12-25-31                10.31          2,769,516(j)        468,115
First Horizon Alternative Mtge Securities
   Series 2004-AA4 Cl A1
     10-25-34                 5.41          4,370,463(m)      4,404,990
First Horizon Alternative Mtge Securities
   Series 2005-AA2 Cl 2A1
     04-25-35                 5.42          5,547,564(m)      5,576,634
First Horizon Alternative Mtge Securities
   Series 2005-AA3 Cl 3A1
     05-25-35                 5.40          5,644,726(m)      5,645,403
Govt Natl Mtge Assn #345538
     02-15-24                 8.00            192,902           206,296
Govt Natl Mtge Assn #398831
     08-15-26                 8.00            223,104           238,832

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Mortgage-Backed (cont.)
Govt Natl Mtge Assn #425004
     10-15-33                 5.50%        $4,434,928        $4,425,569
Govt Natl Mtge Assn #426170
     06-15-26                 8.00            179,371           192,017
Govt Natl Mtge Assn #604708
     10-15-33                 5.50          9,304,679         9,285,042
Govt Natl Mtge Assn #606844
     09-15-33                 5.00         12,315,480        12,068,028
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70 Cl IC
     08-20-32                11.69          9,093,426(j)      1,620,341
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
     01-20-32                20.00          1,967,660(j)        201,609
Harborview Mtge Loan Trust
   Series 2004-3 Cl B1
     05-19-34                 4.39          4,264,648(k)      4,133,399
Harborview Mtge Loan Trust
   Series 2005-16 Cl 3A1B
     01-19-36                 4.55          8,800,000(k)      8,800,000
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35                 4.50        171,873,884(j)      2,041,002
IndyMac Index Mtge Loan Trust
   Series 2005-AR25 Cl 1A21
     12-25-35                 5.91          8,334,528(k)      8,407,455
IndyMac Index Mtge Loan Trust
   Series 2005-AR3 Cl 3A1
     04-25-35                 5.33          3,285,190(k)      3,276,164
Master Adjustable Rate Mtge Trust
   Series 2004-5 Cl B1
     07-25-34                 4.39          4,146,875(k)      4,019,856
Master Alternative Loans Trust
   Series 2004-2 Cl 4A1
     02-25-19                 5.00          6,010,632         5,943,012
Master Alternative Loans Trust
   Series 2004-4 Cl 2A1
     05-25-34                 6.00          1,474,868         1,485,206
Master Alternative Loans Trust
   Series 2004-7 Cl 8A1
     08-25-19                 5.00          4,668,262         4,607,901
Master Alternative Loans Trust
   Series 2004-8 Cl 7A1
     09-25-19                 5.00          6,497,299         6,411,989
Structured Adjustable Rate Mtge Loan Trust
   Series 2004-3AC Cl B1
     03-25-34                 4.93          5,555,699(k)      5,475,641
Structured Adjustable Rate Mtge Loan Trust
   Series 2004-5 Cl B1
     05-25-34                 4.60          4,233,164(k)      4,086,443
Structured Asset Securities
   Series 2003-33H Cl 1A1
     10-25-33                 5.50         13,419,631        13,132,978

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Mortgage-Backed (cont.)
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Certificates
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
     12-25-35                 0.00%       $57,300,000(j)       $654,695
Washington Mutual
   Series 2003-AR10 Cl A7
     10-25-33                 4.07          6,650,000(k)      6,426,241
Washington Mutual
   Series 2004-CB2 Cl 6A
     07-25-19                 4.50          4,154,781         3,994,905
Washington Mutual
   Series 2004-CB4 Cl 22A
     12-25-19                 6.00          4,805,752         4,839,877
Washington Mutual
   Series 2005
     12-25-45                 4.39          4,680,000(g)      4,680,000
Wells Fargo Mtge Backed Securities Trust
   Series 2005-10 Cl A1
     10-25-35                 5.00         11,948,930        11,467,245
Wells Fargo Mtge Backed Securities Trust
   Series 2005-5 Cl 2A1
     05-25-35                 5.50         10,445,228        10,220,008
Wells Fargo Mtge Backed Securities Trust
   Series 2005-AR1 Cl 1A1
     02-25-35                 4.55          9,341,013(k)      9,194,826
Wells Fargo Mtge Backed Securities Trust
   Series 2005-AR16 Cl 6A3
   10-25-35                   5.00          6,544,832(k)      6,497,643
Total                                                       959,020,260

Aerospace & Defense (0.1%)
L-3 Communications
     06-15-12                 7.63          1,340,000         1,407,000

Automotive (0.1%)
DaimlerChrysler NA Holding
     11-15-13                 6.50          2,125,000         2,207,599
GMAC
     09-15-11                 6.88            705,000           636,986
Total                                                         2,844,585

Banking (1.7%)
Banknorth Group
   Sr Nts
     05-01-08                 3.75          3,960,000         3,864,841
HSBC Bank USA
   Sub Nts
     08-15-35                 5.63         13,170,000        12,522,827
JPMorgan Chase & Co
   Sub Nts
     10-01-15                 5.15         11,345,000        11,114,662
Sovereign Bank
   Sub Nts
     03-15-13                 5.13          1,525,000         1,486,671
Washington Mutual
     09-15-17                 5.25         11,140,000        10,658,228
Total                                                        39,647,229

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Brokerage (0.4%)
Morgan Stanley
     10-15-15                 5.38%        $9,955,000        $9,884,190

Chemicals (0.1%)
Airgas
     10-01-11                 9.13          1,500,000         1,590,000
Compass Minerals Group
     08-15-11                10.00          1,000,000         1,080,000
MacDermid
     07-15-11                 9.13            575,000           609,500
Total                                                         3,279,500

Diversified Manufacturing (0.4%)
Tyco Intl Group
     02-15-11                 6.75          8,715,000(c)      9,139,577

Electric (2.8%)
Aquila Canada Finance
     06-15-11                 7.75          1,915,000(c)      1,962,875
Carolina Power & Light
   1st Mtge
     12-15-15                 5.25          3,335,000         3,297,101
CMS Energy
   Sr Nts
     01-15-09                 7.50          1,275,000         1,303,688
Consumers Energy
   1st Mtge
     02-15-17                 5.15          1,940,000         1,814,327
     09-15-35                 5.80          2,095,000         1,940,990
Dayton Power & Light
   1st Mtge
     10-01-13                 5.13          3,305,000         3,268,516
Detroit Edison
   1st Mtge
     10-01-37                 5.70          2,705,000         2,589,364
Dominion Resources
   Sr Unsecured Series B
     06-15-35                 5.95          4,155,000         3,986,785
DPL
   Sr Nts
     09-01-11                 6.88          2,755,000         2,920,300
Exelon
     06-15-15                 4.90          4,825,000         4,571,991
IPALCO Enterprises
   Secured
     11-14-08                 8.38            400,000           416,000
     11-14-11                 8.63          3,680,000         4,020,400
Ohio Edison
     06-15-09                 5.65          4,005,000(d)      4,045,891
Ohio Edison
   Sr Nts
     05-01-15                 5.45          1,195,000         1,193,368
Ohio Power
   Sr Nts Series H
     01-15-14                 4.85          3,160,000         3,056,984
Pacific Gas & Electric
     03-01-34                 6.05          4,030,000         4,071,831
PacifiCorp
   1st Mtge
     06-15-35                 5.25          2,825,000         2,624,600

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Electric (cont.)
Potomac Edison
   1st Mtge
     11-15-14                 5.35%        $2,695,000        $2,685,824
PSI Energy
     10-15-35                 6.12          5,540,000         5,530,432
Southern California Edison
   1st Mtge
     07-15-35                 5.35          2,965,000         2,804,276
Westar Energy
   1st Mtge
     07-01-14                 6.00          7,335,000         7,634,496
Total                                                        65,740,039

Entertainment (0.5%)
Time Warner
     05-15-29                 6.63          4,245,000         4,317,441
United Artists Theatre Circuit
     07-01-15                 9.30          7,551,063         7,475,552
Total                                                        11,792,993

Food and Beverage (0.8%)
Cott Beverages USA
     12-15-11                 8.00          1,135,000         1,163,375
Kraft Foods
     06-01-12                 6.25          9,266,000         9,725,769
Kraft Foods
   Sr Unsecured
     11-01-11                 5.63          8,060,000         8,217,412
Total                                                        19,106,556

Gaming (0.4%)
Caesars Entertainment
   Sr Nts
     04-15-13                 7.00          2,535,000         2,692,522
MGM MIRAGE
     10-01-09                 6.00            670,000           666,650
     07-15-15                 6.63          2,165,000(d)      2,137,938
MGM MIRAGE
   Sr Nts
     02-27-14                 5.88            720,000           680,400
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13                 6.13            540,000           529,200
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12                 8.00            750,000           791,250
Station Casinos
   Sr Nts
     04-01-12                 6.00          1,000,000           997,500
Station Casinos
   Sr Sub Nts
     03-01-16                 6.88          1,515,000(d)      1,537,725
Total                                                        10,033,185

Gas Pipelines (0.3%)
ANR Pipeline
     03-15-10                 8.88            875,000           935,690
Colorado Interstate Gas
   Sr Nts
     03-15-15                 5.95            470,000           450,630
     11-15-15                 6.80            830,000(d)        832,075

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -  RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Gas Pipelines (cont.)
Pacific Energy Partners LP/Finance
   Sr Nts
     09-15-15                 6.25%          $620,000(d)       $610,700
Southern Natural Gas
     03-15-10                 8.88            875,000           935,690
Southern Star Central
   Secured
     08-01-10                 8.50            750,000           796,875
Transcontinental Gas Pipe Line
   Series B
     08-15-11                 7.00          1,915,000         1,993,994
Total                                                         6,555,654

Health Care (0.6%)
Cardinal Health
     06-15-15                 4.00         14,064,000        12,515,483
HCA
   Sr Nts
     03-15-14                 5.75          1,000,000           975,003
Triad Hospitals
   Sr Nts
     05-15-12                 7.00          1,000,000         1,012,500
Total                                                        14,502,986

Independent Energy (0.4%)
Chesapeake Energy
     01-15-15                 7.75          1,275,000         1,348,313
Chesapeake Energy
   Sr Nts
     06-15-14                 7.50            152,000           160,360
Chesapeake Energy
   Sr Unsecured
     08-15-17                 6.50          1,860,000(d)      1,818,150
Encore Acquisition
   Sr Sub Nts
     04-15-14                 6.25          1,520,000         1,447,800
Newfield Exploration
   Sr Nts
     03-01-11                 7.63          2,500,000         2,662,500
Newfield Exploration
   Sr Sub Nts
     08-15-12                 8.38            380,000           404,700
Plains Exploration & Production
   Sr Nts
     06-15-14                 7.13            790,000           809,750
Total                                                         8,651,573

Life Insurance (0.7%)
Pricoa Global Funding I
     06-25-12                 4.63         16,125,000(d)     15,607,694

Lodging (0.1%)
ITT
     11-15-15                 7.38          1,255,000         1,345,988

Media Cable (1.1%)
Comcast
     03-15-11                 5.50         23,015,000        23,070,236
DIRECTV Holdings LLC/Financing
   Sr Nts
     03-15-13                 8.38            406,000           440,510

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Media Cable (cont.)
Videotron Ltee
     01-15-14                 6.88%          $530,000(c)       $536,625
     12-15-15                 6.38            330,000(c,d)      327,113
Total                                                        24,374,484

Media Non Cable (0.5%)
Corus Entertainment
   Sr Sub Nts
     03-01-12                 8.75            395,000(c)        418,700
Dex Media West LLC/Finance
   Sr Nts Series B
     08-15-10                 8.50            560,000           590,800
Lamar Media
     01-01-13                 7.25            375,000           386,250
News America
     12-15-34                 6.20          6,342,000         6,241,536
Quebecor Media
   Sr Nts
     07-15-11                11.13            640,000(c)        692,000
Radio One
   Series B
     07-01-11                 8.88          1,000,000         1,053,750
Sun Media
     02-15-13                 7.63            745,000(c)        765,488
Susquehanna Media
   Sr Sub Nts
     04-15-13                 7.38            900,000           955,125
Total                                                        11,103,649

Metals (0.1%)
Peabody Energy
   Series B
   03-15-13                   6.88          1,640,000         1,693,300

Oil Field Services (--%)
Pride Intl
   Sr Nts
   07-15-14                   7.38            495,000           533,363

Other Financial Institutions (1.0%)
American Express Credit
     12-02-10                 5.00          5,900,000(g)      5,894,100
Residential Capital
   Sr Unsecured
     06-30-10                 6.38         14,965,000        15,084,615
Willis North America
     07-15-15                 5.63          3,370,000         3,331,609
Total                                                        24,310,324


Paper (0.1%)
Crown Americas LLC/Capital
   Sr Nts
     11-15-13                 7.63            390,000(d)        399,750
     11-15-15                 7.75          1,115,000(d)      1,137,300
Total                                                         1,537,050

Pharmaceuticals (0.4%)
AmerisourceBergen
     09-15-15                 5.88          1,225,000(d)      1,231,125

Bonds (continued)
Issuer                      Coupon           Principal        Value(a)
                             rate             amount

Pharmaceuticals (cont.)
Merck & Co
     02-15-13                 4.38%        $3,920,000        $3,704,557
     03-01-15                 4.75          4,180,000         3,986,278
Total                                                         8,921,960

Property & Casualty (0.1%)
Marsh & McLennan Companies
   Sr Unsecured
     09-15-15                 5.75          2,770,000         2,759,557

REITS (0.1%)
Simon Property Group LP
     12-01-15                 5.75          3,110,000(d)      3,128,520

Retailers (0.7%)
CVS
     09-15-14                 4.88          6,680,000         6,423,308
May Department Stores
     07-15-34                 6.70          5,640,000         5,837,580
Wal-Mart Stores
   Series C
     06-29-11                 8.88          3,500,000         3,527,230
Total                                                        15,788,118

Transportation Services (0.4%)
ERAC USA Finance
     05-01-15                 5.60          5,075,000(d)      5,012,512
     11-15-15                 5.90          4,665,000(d)      4,705,725
Greater Beijing First Expressways
   Sr Nts
     06-15-07                 9.50          3,640,000(b,c,n,p)       --
Total                                                         9,718,237

Wireless (1.5%)
Nextel Communications
   Sr Nts Series F
     03-15-14                 5.95         28,330,000        28,329,886
US Cellular
   Sr Nts
     12-15-33                 6.70          6,315,000         6,157,580
Total                                                        34,487,466

Wirelines (3.8%)
Qwest
     03-15-12                 8.88          1,075,000         1,206,688
Qwest
   Sr Nts
     06-15-15                 7.63            620,000(d)        659,525
Telecom Italia Capital
     10-01-15                 5.25         20,095,000(c)     19,467,252
TELUS
     06-01-11                 8.00         21,031,500(c)     23,624,537
Verizon Pennsylvania
   Series A
     11-15-11                 5.65         42,600,000        42,492,648
Total                                                        87,450,650

Total Bonds
(Cost: $2,363,713,621)                                   $2,324,219,815

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Other (0.1%)
Issuer                                        Shares           Value(a)

Wayland Investment LLC                      6,000,000(e,n)   $2,586,540

Total Other
(Cost: $5,111,880                                            $2,586,540

Short-Term Securities (1.1%)(r)
Issuer                     Effective          Amount           Value(a)
                             yield          payable at
                                             maturity

Commercial Paper
Old Line Funding
     12-19-05                 4.07%        $3,800,000(s)     $3,791,858
Park Granada LLC
     12-05-05                 4.05         10,000,000(s)      9,994,375
Park Granada LLC
     12-09-05                 4.05         11,200,000(s)     11,188,660
Total Short-Term Securities
(Cost: $24,977,706)                                         $24,974,893

Total Investments in Securities
(Cost: $2,393,803,207)(t)                                $2,351,781,248

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2005, the value of foreign securities represented 4.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $97,810,046 or 4.2% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Nov. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $51,993,744.

(h) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      MBIA  -- MBIA Insurance Corporation

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2005.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(l) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2005:

Security                    Principal   Settlement      Proceeds          Value
                             amount        date        receivable

Federal Natl Mtge Assn
12-01-20 5.00%          $13,150,000      12-15-05    $12,882,891    $12,944,597
12-01-20 5.50             7,000,000      12-15-05      7,006,563      7,028,434
12-01-35 5.00            20,000,000      12-13-05     19,288,281     19,237,500
12-01-35 5.50            72,550,000      12-13-05     71,127,484     71,439,114
12-01-35 6.00            28,000,000      12-13-05     28,210,000     28,148,680

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7 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT NOV. 30, 2005

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(n) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2005, is as follows:

      Security                               Acquisition           Cost
                                                dates
      Greater Beijing First Expressways
        9.50% Sr Nts 2007                     09-16-98       $       --
      Wayland Investment LLC                  05-19-00        5,111,880

(o) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                  Notional amount
      Purchase contracts
      U.S. Long Bond, March 2006, 20-year                   $41,400,000
      U.S. Treasury Note, March 2006, 2-year                102,000,000

      Sale contracts
      U.S. Treasury Note, Dec. 2005, 5-year                  51,600,000
      U.S. Treasury Note, Dec. 2005, 10-year                 63,100,000
      U.S. Treasury Note, March 2006, 5-year                    300,000
      U.S. Treasury Note, March 2006, 10-year                30,000,000

(p)   Negligible market value.

(q)   At Nov. 30, 2005, security was partially or fully on loan.

(r) Cash collateral received from security lending activity is invested in short-term securities and represents 0.4% of net assets. 0.7% of net assets is the Fund's cash equivalent position.

(s) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $24,974,893 or 1.1% of net assets.

(t) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $2,393,803,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                              $  6,331,000
      Unrealized depreciation                               (48,353,000)
      Net unrealized depreciation                          $(42,022,000)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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8 - RIVERSOURCE DIVERSIFIED BOND FUND - PORTFOLIO HOLDINGS AT NOV. 30, 2005

                                                              S-6495-80 D (1/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP FIXED INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 31, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          January 31, 2006